OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2024
OTHER CURRENT ASSETS
Schedule of other current assets

	December 31,	December 31,
	2024	2023
Recoverable value-added taxes	$2,221,520	$2,603,043
Others	427,080	235,508
Less: Provision for doubtful accounts	(56,552)	(6,678)
	$2,592,048	$2,831,873

Movement of allowance for doubtful accounts

	December 31,	December 31,
	2024	2023
Balance at beginning of the year	$6,678	$6,874
Charge to expenses	50,587	7,061
Writing off of accounts receivable	—	(7,061)
Foreign exchange loss	(713)	(196)
Balance at end of the year	$56,552	$6,678